Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 6,907,491	$ 631,006
General and administrative expenses – related party	600,000	600,000
Loss from operations	(7,507,491)	(1,231,006)
Income from cash and investments held in Trust Account	2,064,972	4,004,716
Change in fair value of derivative warrant liabilities	(197,000)	5,713,000
Gain from extinguishment of deferred underwriting commissions	362,250
Change in fair value of working capital loans – related party	800	(800)
Total other income, net	2,231,022	9,716,916
Net (loss) income	$ (5,276,469)	$ 8,485,910
Class A Ordinary Shares
Weighted average shares outstanding, Basic (in Shares)	4,878,345	29,550,000
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.44)	$ 0.23
Class B Ordinary Shares
Weighted average shares outstanding, Basic (in Shares)	7,187,500	7,187,500
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.44)	$ 0.23